Defiance Daily Target 2X Long OSS ETF
Schedule of Investments
June 30, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 32.2%
Money Market Funds - 9.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)	38,861	$38,861

U.S. Treasury Bills - 22.5%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(b)(c)	$90,000	89,802

TOTAL SHORT-TERM INVESTMENTS (Cost $128,666)		128,663

TOTAL INVESTMENTS - 32.2% (Cost $128,666)		$128,663
Other Assets in Excess of Liabilities - 67.8%		271,347
TOTAL NET ASSETS - 100.0%		$400,010

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	The rate shown is the annualized effective yield as of June 30, 2026.
(c)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $89,802.

Defiance Daily Target 2X Long OSS ETF
Schedule of Total Return Swaps Contracts
June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 6.6%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
One Stop Systems, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 15.00%	Termination(a)	11/30/2028	$237,231	$12,599
One Stop Systems, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 35.00%	Termination(b)	01/31/2033	63,630	477
One Stop Systems, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(c)	05/25/2033	239,976	3,363
One Stop Systems, Inc.	Clear Street LLC	Receive	OBFR + 12.00%	Termination(d)	07/18/2028	259,065	10,055
							26,494

Net Unrealized Appreciation (Depreciation)							$26,494

OBFR - Overnight Bank Fund Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.